DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position
The following tables present information about our hedge instruments measured at fair value on a recurring basis as of December 31, 2023 and January 1, 2023 all of which utilize Level 2 inputs under the fair value hierarchy:

(In thousands)	Balance Sheet Classification	December 31, 2023	January 1, 2023
Assets:
Derivatives designated as hedging instruments:
Foreign currency forward option contracts	Prepaid expenses and other current assets	$—	$64
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	—	63
		$—	$127

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	$313	$576
		$313	$703

Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward option contracts	Accrued liabilities	$—	$213
Foreign currency forward exchange contracts	Accrued liabilities	2,440	5,105
		$2,440	$5,318

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Accrued liabilities	$16	$—
		$2,456	$5,318

Schedule of Offsetting Assets

	December 31, 2023
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$313	$313	$313
Derivative liabilities	2,456	2,456	2,456

	January 1, 2023
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$703	$703	$703
Derivative liabilities	5,318	5,318	5,318

Schedule of Offsetting Liabilities

	December 31, 2023
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$313	$313	$313
Derivative liabilities	2,456	2,456	2,456

	January 1, 2023
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$703	$703	$703
Derivative liabilities	5,318	5,318	5,318